Long-Term Debt - Scheduled Maturities of Advances and Notes Payable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
2015	$ 12
2016	12
2017	12
2018	11,127
2019
Thereafter
Total	$ 11,163	$ 12,673